Other Payables and Other Liabilities	12 Months Ended
Dec. 31, 2025
Other Payables And Other Liabilities [Abstract]
Other payables and other liabilities
26.
Other payables and other liabilities

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Included in non-current liabilities
Put option liabilities on non-controlling interest	-	379
Included in current liabilities
Accrued expenses (note)	2,299	2,453
Advances from customers	335	208
Other tax liabilities	175	281
Payable for construction in progress	77	160
Payable to Tencent Group (Note 32(b))	117	90
Other deposits	32	25
Investment payables	20	1
Deferred income	4	-
Others	322	340
	3,381	3,558

Note: Accrued expenses mainly comprise payroll and welfare, advertising and marketing, short-term lease rental and other operating expenses.